Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Equity	$ 2,797,839	$ 2,536,591	$ 2,634,970			$ 2,540,996
Other Long-Term Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Allowances for credit losses for loans receivable	1,200
Retained Earnings
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Equity	1,323,091	1,178,457	1,379,624			$ 1,247,945
Impact of Change in Accounting Policy
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Equity		(15,074)	(316)
Allowances for credit losses for loans receivable				$ 1,300
Impact of Change in Accounting Policy | Retained Earnings
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Equity		(15,074)	(316)	15,100	$ (300)
Impact of Change in Accounting Policy, Pre-Tax | Retained Earnings
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Equity				$ 19,600
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	12,115	9,270	8,008
Charged to Costs and Expense	17,764	8,701	4,448
Deductions	(13,784)	(5,777)	(2,827)
Foreign Exchange and Other	20,089	(79)	(359)
Balance at End of Period	$ 36,184	$ 12,115	$ 9,270